Stock-based Compensation - Additional Information (Q1) (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 16, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of exchange agreement	180 days
Shares converted basis (in shares)	1
Share-based compensation expense		$ 2,819,000	$ 4,383,000	$ 29,300,000	$ 13,515,000	$ 23,493,000	$ 29,324,000
Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		$ 200,000			$ 200,000
Nonvested award, period for recognition		8 months 12 days			10 months 24 days
Share-based compensation expense		$ 100,000	300,000		$ 500,000	2,300,000	20,900,000
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		$ 16,000,000			$ 20,600,000
Nonvested award, period for recognition		1 year 7 months 6 days			1 year 9 months 18 days
Share-based compensation expense		$ 2,700,000	4,000,000		$ 13,100,000	$ 21,200,000	$ 8,000,000
PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized					$ 0
Share-based compensation expense		$ 0	$ 100,000
Estimated attainment					25.00%
PRSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award		0.00%			0.00%
PRSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award		200.00%			200.00%
Class V Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001			$ 0.0001	$ 0.0001
Class A Common Stock | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		33,146,412			33,146,412
Period of automatic increase of shares		10 years			10 years
Percent of increase in shares from capital stock outstanding		5.00%			5.00%
Number of shares available for future issuance (in shares)		22,446,927			19,530,046